Cash and Cash Equivalents - Summary of Cash and Cash Equivalents for the Purpose of the Consolidated Cash Flow Statement (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Cash and cash equivalents [abstract]
Cash and cash equivalents	₨ 105,555	$ 1,125	₨ 121,974		₨ 96,953
Bank overdrafts	0				(2)
Total	₨ 105,555	$ 1,125	₨ 121,974	$ 1,300	₨ 96,951	₨ 91,861